Information on market risk and fair value of financial assets and liabilities (telecom activities) - Foreign exchange risk management (Details) € in Millions, £ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	May 11, 2021 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value			€ 500
ifrs Subordinated debt [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	€ 44	£ 39